Plant Acquisition - Identifiable Assets Acquired and Liabilities Assumed (Details) - Natural Gas Processing Plant - Baconton $ in Thousands	Jun. 28, 2024 USD ($)
Plant Acquisition [Line Items]
Electric plant in service, net	$ 76,730
Other current assets	667
Other current liabilities	(1,979)
Total identifiable net assets	$ 75,418